Annual Total Returns[BarChart] - Equally-Weighted SP 500 Fund - Class A	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	21.21%	(0.63%)	16.97%	35.33%	13.75%	(2.73%)	14.11%	18.26%	(8.10%)	28.61%